Feb. 28, 2017

GOLDMAN SACHS TRUST II

Institutional Shares of the

Goldman Sachs Strategic Multi-Asset Class Funds

Goldman Sachs Multi-Manager Global Equity Fund

Goldman Sachs Multi-Manager Non-Core Fixed Income Fund

Goldman Sachs Multi-Manager Real Assets Strategy Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated November 17, 2017 to the

Prospectus and Statement of Additional Information (“SAI”),

each dated February 28, 2017, as supplemented to date

At a meeting held on November 14-15, 2017, the Board of Trustees of Goldman Sachs Trust II approved the redesignation of the Funds’ Institutional Shares to Class R6 Shares. Accordingly, effective January 16, 2018, all references to Institutional Shares in the Prospectus and SAI are replaced with Class R6 Shares.